Company Background (Details Narrative) (USD $)	9 Months Ended	12 Months Ended							93 Months Ended
	Dec. 31, 2006	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2013
Company Background
Ownership interest		100.00%							100.00%
Net losses	$ (4,104,289)	$ (4,361,165)	$ (2,543,390)	$ (1,879,940)	$ (3,948,021)	$ (1,451,711)	$ (6,700,148)	$ (7,908,993)	$ (32,897,657)
Deficit accumulated during the development stage		32,897,657	28,536,492						32,897,657
Cash in operating activities		$ (4,127,761)	$ (1,159,237)						$ (23,516,610)